PIMCO Funds
Supplement Dated May 15, 2026 to the Bond Funds Prospectus dated August 1, 2025, as supplemented from time to time (the “Prospectus”)
Disclosure Related to PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Mortgage Opportunities and Bond Fund, and PIMCO Total Return ESG Fund (each, a “Fund” and, collectively, the “Funds”)
Effective August 1, 2026, PIMCO Climate Bond Fund is re‑named PIMCO Climate and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Climate Bond Fund in the Prospectus are replaced with PIMCO Climate and Bond Fund.
Effective August 1, 2026, the first sentence of the “Principal Investment Strategies” section of PIMCO Climate Bond Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a combination of (1) climate-focused Fixed Income Instrument investments, including, but not limited to, unlabeled and labeled green, sustainability, and/or sustainability-linked bonds and debt from issuers that, in PIMCO’s sole determination, demonstrate leadership with respect to addressing climate related factors and/or compare favorably to other issuers; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. It is expected that PIMCO will identify climate leaders through the use of environment-related scores, which are generally measured relative to an issuer’s peers.
Effective August 1, 2026, the first sentence of each of the second paragraph and third paragraph of the “Principal Investment Strategies” section of PIMCO Climate Bond Fund’s Fund Summary in the Prospectus are deleted in their entirety.
Effective August 1, 2026, the following is added as the last sentence of the second paragraph of the “Principal Investment Strategies” section of PIMCO Mortgage Opportunities and Bond Fund’s Fund Summary in the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.
Effective August 1, 2026, the following is added immediately prior to “Investment Selection” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Climate-Focused Investing
Climate-focused investments may include, but are not limited to, labeled and unlabeled “green” bonds, sustainability and/or sustainability-linked bonds and debt from issuers that, in PIMCO’s sole determination, demonstrate leadership with respect to addressing climate related factors and/or compare favorably to other issuers. When considering an investment, PIMCO may utilize the following resources, among others, to evaluate climate related factors: PIMCO’s internal research and scoring process relating to climate factors, third party research and data providers, an issuer’s alignment with international commitments deemed relevant by PIMCO (such as the 2016 Paris Agreement on climate change), and/or information made available by the issuer, such as carbon emissions and intensity. In determining the efficacy of an issuer’s environmental practices, PIMCO will use its own proprietary assessments of material environmental and climate-oriented issues and may also reference standards as set forth by recognized global organizations, such as entities sponsored by the United Nations, and augment its assessments based on engagements with issuers regarding their environmental practices that have the potential to enhance risk-adjusted returns. The PIMCO Climate and Bond Fund may avoid investment in the securities of issuers whose business practices with respect to climate specific factors do not meet criteria determined by PIMCO.
Effective August 1, 2026, PIMCO Total Return ESG Fund is re‑named PIMCO Total Return ESG and Bond Fund. Therefore, effective August 1, 2026, all references to PIMCO Total Return ESG Fund in the Prospectus are replaced with PIMCO Total Return ESG and Bond Fund.
Effective August 1, 2026, the first sentence of the third paragraph of the “Principal Investment Strategies” section of PIMCO Total Return ESG Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund will invest, under normal circumstances, at least 80% of its assets in a combination of (1) investments, either (i) the issuers of which have adopted ESG practices that compare favorably to other industries and/or issuers, or (ii) that are unlabeled and labeled green, sustainability, social and/or sustainability-linked instruments; and (2) Fixed Income Instrument investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. The Fund may avoid investment in the securities of issuers whose ESG practices do not meet criteria determined by PIMCO.
Effective August 1, 2026, the following is added immediately prior to “Climate-Focused Investing” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
ESG Investing
In seeking to achieve the PIMCO Total Return ESG and Bond Fund’s investment objective, PIMCO uses its own proprietary assessments of issuers and issuances based on ESG factors. These factors are designed to facilitate the Fund’s prioritization of issuers and issuances that align with the Fund’s ESG criteria.
“ESG practices” refers to business practices with respect to the environment, social responsibility and/or governance. It is expected that PIMCO will identify issuers with ESG practices that compare favorably through the use of ESG‑related scores (as applicable to an issuer), which are generally measured relative to an issuer’s peers. Generally, PIMCO’s proprietary assessments involve assigning proprietary ESG scores to each issuer or issuance based on separate environmental-, social- and governance-related factors, which are customized based on the type of issuer or issuance. As examples, (i) PIMCO’s ESG framework for corporate issuers includes the evaluation of material environmental, social and governance factors reflective for each sector and a relative weighting of such factors based on differences in industry dynamics; (ii) PIMCO’s ESG framework for fixed-income securities issued by U.S. and non‑U.S. governments includes an evaluation of whether the issuers of such securities align with the Fund’s government-specific ESG criteria; and (iii) PIMCO’s ESG framework for mortgage-related securities includes an evaluation of the underlying pools, which are scored on a proprietary scoring model that seeks to prioritize mortgage-related securities with underlying pools with stronger social and governance characteristics.
In general, the Fund will seek to avoid investments in issuers that score materially below the average issuer according to PIMCO’s ESG research and assessment. ESG scores are updated regularly. The factors and processes used to determine ESG scores are expected to develop over time and involve the considerations of criteria deemed relevant by PIMCO.
While PIMCO relies primarily on its proprietary ESG scoring methodologies and research to make ESG assessments, it also considers external data from issuers as aggregated by third party providers, including providers that specialize in certain types of data such as carbon, controversies, climate municipal securities, and sovereigns. For example, PIMCO may exclude issuers with histories of human rights violations or that receive low responsibility scores according to recognized international rights organizations.

Effective August 1, 2026, the following is added to the end of the “Fixed Income Instruments” subsection of the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
“Bond” as used in the name of PIMCO Climate and Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Mortgage Opportunities and Bond Fund and PIMCO Total Return ESG and Bond Fund refers to “Fixed Income Instruments.” “Credit Bond” as used in the PIMCO Investment Grade Credit Bond Fund’s name refers to “Fixed Income Instruments.”
Effective August 1, 2026, the following is added as the third sentence of the second paragraph under “U.S. Government Securities” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
GNMA Securities refers to securities of varying maturities issued by the GNMA.
Effective August 1, 2026, the following is added as the first sentence under “High Yield Securities and Distressed Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Investment grade investments include securities rated Baa or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
Effective August 1, 2026, the following is added as the first sentence under “Mortgage-Related and Other Asset-Backed Securities” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus:
Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Such mortgage loans may include non‑performing loans, which are loans considered in default and reperforming loans (“RPLs”), which are loans that have previously been delinquent but are current at the time securitized.
Investors Should Retain This Supplement for Future Reference
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